Restructuring costs and similar items	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Restructuring costs and similar items	Restructuring costs and similar items
Restructuring costs and similar items amounted to €1,062 million in 2019, €1,480 million in 2018 and €731 million in 2017, and comprise the following items:

(€ million)	2019	2018	2017
Employee-related expenses	791	517	336
Expenses related to property, plant and equipment and to inventories	106	162	221
Compensation for early termination of contracts (other than contracts of employment)	49	352	61
Decontamination costs	27	5	(4)
Other restructuring costs	89	444	117
Total	1,062	1,480	731

In 2019, restructuring costs mainly comprised termination benefit payments of €791 million primarily in Europe, the United States and Asia. This line item also includes asset write-downs of €106 million.
In 2018, restructuring costs comprised: (i) termination benefit payments of €517 million, including provisions associated with the headcount adjustments in Europe announced in December 2018; (ii) a provision of €283 million booked as of December 31, 2018 for penalties arising from the restructuring of the Immuno-Oncology Discovery and Development agreement with Regeneron to end the collaboration on research programs included in the initial July 2015 agreement (see Note C.1.); (iii) the costs of transferring the infectious diseases early stage R&D pipeline and research unit, amounting to €252 million and mainly comprising payments to Evotec over a five-year period, including an upfront payment of €60 million in 2018: and (iv) €162 million of losses on property, plant and equipment due to site closures or divestments under transformation or reorganization programs.
Costs relating to Sanofi transformation programs included within the “Other restructuring costs” line, as defined in Note B.19., amounted to €109 million in 2019 compared with €145 million in 2018 and €110 million in 2017.
In 2017, restructuring costs mainly comprised employee-related expenses arising from headcount adjustment plans in the United States and Europe, and asset write-downs.